DEBT - Schedule of Debt (Details) ₽ in Millions, $ in Millions	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)
DEBT
Convertible debt	₽ 522	$ 7.4	₽ 85,835
Loans	50,669	720.4
Bank overdraft			2,940
Total debt	51,191	727.8	88,775
Less: current portion	(21,306)	(302.9)	(2,940)
Total debt, non-current portion	₽ 29,885	$ 424.9	₽ 85,835